Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance
Addition	2,463
Exchange rate effect	41
Ending balance	$ 2,504